Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefits
Schedule of Plans' assets measured at estimated fair value

	Balance
	December 31,
(Millions of dollars)	2016	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$76	$76	$—	$—
Foreign equity securities	35	35	—	—
Domestic fixed income mutual funds	17	17	—	—
Real estate mutual fund	8	8	—	—
Commodity mutual funds	4	4	—	—
Money market funds	4	4	—	—
Foreign fixed income mutual funds	2	2	—	—
Other	5	—	5	—
Total Assets	$151	$146	$5	$—

	Balance
	December 31,
(Millions of dollars)	2015	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$64	$64	$—	$—
Foreign equity securities	27	27	—	—
Real estate mutual fund	8	8	—	—
Domestic fixed income mutual funds	5	5	—	—
Commodity mutual funds	2	2	—	—
Foreign fixed income mutual funds	2	2	—	—
Money market funds	1	1	—	—
Other	5	—	5	—
Total Assets	$114	$109	$5	$—

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2016			2015			2014
Weighted average assumptions
Discount rate used to determine obligations	2.90	-	4.65%	3.20	-	4.80%	3.15	-	4.40%
Discount rate used to determine net periodic benefit cost	3.20	-	4.80%	2.70	-	4.40%	3.55	-	5.20%
Expected return on plan assets	6.75	-	7.00%	6.75	-	7.50%	7.00	-	8.00%
Long-term rate of increase in compensation levels			4.00%			4.00%			4.00%

Schedule of the funded status

	December 31,
	2016			2015
(Millions of dollars)	Assets exceed accumulated benefits	Accumulated benefits exceed assets	Total	Accumulated benefits exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$70	$179	$249	$257
Service cost	4	5	9	10
Interest cost	3	8	11	10
Actuarial losses (gains)	—	6	6	(18)
Benefits paid	(4)	(9)	(13)	(8)
Other	—	—	—	(2)
Benefit obligation at end of year	$73	$189	$262	$249
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$46	$68	$114	$122
Actual return on plan assets	6	4	10	(4)
Employer contributions	39	1	40	4
Benefits paid	(4)	(9)	(13)	(8)
Fair value of plan assets at end of year	$87	$64	$151	$114
Funded status	$14	$(125)	$(111)	$(135)

Schedule of net periodic benefit cost of plans

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$9	$10	$8
Interest cost	11	10	10
Expected return on plan assets	(8)	(8)	(9)
Amortization and other	5	5	2
Agreement termination gain	—	(1)	—
Net periodic benefit cost	$17	$16	$11